INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the status of unvested stock awards
A summary of the status of unvested stock awards granted as discretionary annual incentive or sign-on and long-term retention awards for the 12 months ended December 31, 2014, is presented below:

Unvested stock awards	Shares	Weighted- average grant date fair value per share
Unvested at January 1, 2014	61,136,782	$39.71
New awards	17,729,497	49.65
Canceled awards	(2,194,893)	41.31
Vested awards (1)	(26,666,993)	40.94
Unvested at December 31, 2014	50,004,393	$42.52

(1)	The weighted-average fair value of the shares vesting during 2014 was approximately $52.02 per share.

Information with respect to stock option activity under stock option awards
Information with respect to stock option activity under Citigroup’s stock option programs for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014			2013			2012
	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share
Outstanding, beginning of period	31,508,106	$50.72	$1.39	35,020,397	$51.20	$—	37,596,029	$69.60	$—
Forfeited	(28,257)	40.80	—	(50,914)	212.35	—	(858,906)	83.84	—
Expired	(602,093)	242.43	—	(86,964)	528.40	—	(1,716,726)	438.14	—
Exercised	(4,363,637)	40.82	11.37	(3,374,413)	40.81	9.54	—	—	—
Outstanding, end of period	26,514,119	$48.00	$6.11	31,508,106	$50.72	$1.39	35,020,397	$51.20	$—
Exercisable, end of period	26,514,119			30,662,588			32,973,444

Summary of information about stock options outstanding under stock option programs
The following table summarizes information about stock options outstanding under Citigroup’s stock option programs at December 31, 2014:

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Weighted-average contractual life remaining	Weighted-average exercise price	Number exercisable	Weighted-average exercise price
$29.70—$49.99 (1)	25,617,659	1.1 years	$42.87	25,617,659	$42.87
$50.00—$99.99	69,956	6.1 years	56.76	69,956	56.76
$100.00—$199.99	502,416	4.0 years	147.13	502,416	147.13
$200.00—$299.99	124,088	3.1 years	240.28	124,088	240.28
$300.00—$399.99	200,000	3.1 years	335.50	200,000	335.50
Total at December 31, 2014	26,514,119	1.2 years	$48.02	26,514,119	$48.02

(1)	A significant portion of the outstanding options are in the $40 to $45 range of exercise prices.

Components of compensation expense relating to stock-basked compensation programs and deferred cash award programs
The following table shows components of compensation expense, relating to the above incentive compensation programs, recorded during 2014, 2013 and 2012:

In millions of dollars	2014	2013	2012
Charges for estimated awards to retirement-eligible employees	$525	$468	$444
Amortization of deferred cash awards, deferred cash stock units and performance stock units	311	323	345
Immediately vested stock award expense (1)	51	54	60
Amortization of restricted and deferred stock awards (2)	668	862	864
Option expense	1	10	99
Other variable incentive compensation	803	1,076	670
Profit sharing plan	1	78	246
Total	$2,360	$2,871	$2,728

(1)
Represents expense for immediately vested stock awards that generally were stock payments in lieu of cash compensation. The expense is generally accrued as cash incentive compensation in the year prior to grant.

(2)	All periods include amortization expense for all unvested awards to non-retirement-eligible employees. Amortization is recognized net of estimated forfeitures of awards.

Schedule of unrecognized compensation cost and future estimated expense on awards in next fiscal year

In millions of dollars	2015	2016	2017	2018 and beyond(1)	Total(2)
Awards granted in 2014 and prior:
Deferred Stock Awards	$357	$204	$92	$6	$659
Deferred Cash Awards	232	123	51	3	409
Future expense related to awards already granted	$589	$327	$143	$9	$1,068
Future expense related to awards granted in 2015(3)	$400	$290	$188	$164	$1,042
Total	$989	$617	$331	$173	$2,110

(1)	Principally 2018.

(2)	$1.8 billion of which is attributable to ICG.

(3)	Refers to awards granted on or about February 16, 2015, as part Citi's discretionary annual incentive awards for services performed in 2014, and 2015 compensation allowances.